Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 14,546	$ 16,131
Due within 1 year
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	2,927	3,618
Between 1 and 2 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,663	2,091
Between 2 and 3 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,496	1,632
Between 3 and 4 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,147	1,309
Between 4 and 5 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	948	907
After 5 years
Disclosure of contingent liabilities [line items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 6,365	$ 6,574